Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities at fair value through profit and loss
Financial liabilities	$ 634,652	$ 803,218
Derivative financial instrument liabilities	19	20,757
Financial liabilities at fair value through profit or loss	19	20,757
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	634,633	782,461
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	102,125	86,672
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	2,815	953
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	32,051	20,744
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 497,642	$ 674,092